INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Changes in the Balances of Equity-accounted Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in U.S. residential developments
Disclosure of detailed information about investments [line items]
Opening balance	$ 143,153,000	$ 164,842,000
Advances	15,655,000	6,706,000
Distributions	(37,336,000)	(55,744,000)
Derecognition of investment in U.S. residential developments	0	(4,377,000)
Income from investments in U.S. residential developments	16,897,000	31,726,000
Internal debt instruments	0	8,629,000
Equity	138,369,000	134,524,000
Balance, end of year	138,369,000	143,153,000
Gains (losses) on disposals of investments	0	0
Bryson MPC Holdings LLC | THPAS Development JV-2 LLC
Disclosure of detailed information about investments [line items]
Advances	$ 2,760,000	$ 0